THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       NOVEMBER 13, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
         AND FOR WHICH THAT REQUEST WAS DENIED/CONFIDENTIAL TREATMENT
                          EXPIRED ON NOVEMBER 13, 2002.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [X]; Amendment Number:        1
                                                  ---------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Satellite Asset Management, L.P.
Address:    10 East 50th Street, 21st Floor
            New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian S. Kriftcher
Title:      Chief Operating Officer and Principal
Phone:      (212) 209-2050

Signature, Place, and Date of Signing:


/s/ Brian S. Kriftcher          New York, New York          November 19, 2002
----------------------          ------------------          -----------------
[Signature]                     [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                       ---
Form 13F Information Table Entry Total:                                 7
                                                                       ---
Form 13F Information Table Value Total:                              $336,895
                                                                    ----------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           NONE



                                            FORM 13F INFORMATION TABLE
                                            SATELLITE ASSET MANAGEMENT
                                       FOR QUARTER ENDED SEPTEMBER 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of Class    CUSIP     Value (x    Shrs or     SH/  Put/  Investment   Other        Voting Authority
                                                 $1000)     prn amt    PRN   Call  Discretion  Managers

                                                                                                           Sole      Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ANDERSON EXPL LTD        COM         033901109    49,178    1,951,500   SH           SOLE                1,951,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COOPER INDS INC          COM         216669101    37,302      899,500   SH           SOLE                  899,500
------------------------------------------------------------------------------------------------------------------------------------
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GENUITY INC             CL A         37248E103       550      350,100   SH           SOLE                  350,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED            COM         461268104    11,004      297,800   SH           SOLE                  297,800
TECHNOLOGY INC
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JOHNSON & JOHNSON        COM         478160104    92,326    1,666,540   SH           SOLE                1,666,540
------------------------------------------------------------------------------------------------------------------------------------
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RALSTON PURINA CO        COM         751277302    66,804    2,036,700   SH           SOLE                2,036,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDS INC      COM         969133107    79,731    1,772,200   SH           SOLE                1,772,200
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REPORT
SUMMARY:  7 DATA RECORDS                          336,895                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
